INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING EQUITY METHOD - Movement (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Opening Balance	$ 77,197,781	$ 54,190,546	$ 66,050,213
Variation of minimum dividends from equity investees			(217,750)
Dividends received	(1,540,090)	(750,806)	(1,250,000)
Share in operating income	932,340	396,764	(1,613,839)
Unrealized income	85,268	85,266	85,266
Other investment increases in associates (Capital Contributions)	15,570,161	17,586,575	915,069
Increase (Decrease) due to foreign currency translation differences	(5,436,391)	5,689,436	(9,778,413)
Ending Balance	$ 86,809,069	$ 77,197,781	$ 54,190,546